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     SUPPLEMENT TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

         CREDIT SUISSE WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL FUND CREDIT SUISSE WARBURG PINCUS INTERNATIONAL SMALL COMPANY FUND

The following information supersedes certain information in the funds' Prospectuses and Statement of Additional Information.

CREDIT SUISSE WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL FUND

Elizabeth B. Dater, Vincent J. McBride, Federico D. Laffan and Greg Norton-Kidd continue to serve as Co-Portfolio Managers of the fund. Calvin E. Chung continues to serve as Associate Portfolio Manager of the fund.

CREDIT SUISSE WARBURG PINCUS INTERNATIONAL SMALL COMPANY FUND

Federico D. Laffan continues to serve as Portfolio Manager of the fund.

Jun Sung Kim no longer serves as Co-Portfolio Manager of the funds.

Dated: April 4, 2001                                                     16-0401
                                                                             for
                                                                           WPISF
                                                                           ADEAG